Investments - Equity Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt and Equity Securities, FV-NI [Line Items]
Equity investments	$ 846,795	$ 726,721
Publicly traded equity investments
Debt and Equity Securities, FV-NI [Line Items]
Equity investments	260,767	327,875
Exchange-traded funds
Debt and Equity Securities, FV-NI [Line Items]
Equity investments	311,287	133,047
Private equity funds
Debt and Equity Securities, FV-NI [Line Items]
Equity investments	274,741	265,799
AmTrust
Debt and Equity Securities, FV-NI [Line Items]
Indirect investment	$ 230,300	$ 240,100